Shareholder Report, Holdings (Details) - C000152054	Dec. 31, 2025
United States Treasury Notes_3.625__BNY-91282CPD7
Holdings [Line Items]
Percent of Net Asset Value	22.20%
United States Treasury Bonds_4.75__BNY-912810UK2
Holdings [Line Items]
Percent of Net Asset Value	10.70%
United States Treasury Floating Rate Notes_3.792__BNY-91282CPG0
Holdings [Line Items]
Percent of Net Asset Value	7.50%
United States Treasury Notes_3.875__BNY-91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Federal Home Loan Banks_3.625__BNY-3130B2PJ8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
United States Treasury Notes_4.25__BNY-91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Federal National Mortgage Association_0.75__BNY-3135G05Y5
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Federal Home Loan Banks_4.25__BNY-3130ATHV2
Holdings [Line Items]
Percent of Net Asset Value	3.40%
United States Treasury Floating Rate Notes_3.761__BNY-91282CNQ0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Ginnie Mae_6.0__BNY-36179YKT0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Other_InvestmentAllocation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Corporate Bonds/Notes
Holdings [Line Items]
Percent of Net Asset Value	8.70%
U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.40%
U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	54.10%